Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable
	2022	2021
Accounts receivable, gross	$877,931	$826,683
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$877,931	$826,683